Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity AdvisorSM Diversified International Fund	FDVAX	FADIX	FDIBX	FADCX	FDVIX
Fidelity Advisor Emerging Asia Fund	FEAAX	FEATX	FERBX	FERCX	FERIX
Fidelity Advisor Emerging Markets Fund	FAMKX	FTMKX	FBMKX	FMCKX	FIMKX
Fidelity Advisor Europe Capital Appreciation Fund	FAEAX	FAECX	FBEAX	FCEAX	FIEAX
Fidelity Advisor Global Capital Appreciation Fund	FGEAX	FGETX	FGEBX	FEUCX	FEUIX
Fidelity Advisor International Capital Appreciation Fund	FCPAX	FIATX	FCPBX	FCPCX	FCPIX
Fidelity Advisor Overseas Fund	FAOAX	FAERX	FAOBX	FAOCX	FAOIX
Fidelity Advisor Value Leaders Fund	FVLAX	FVLTX	FVLBX	FVLCX	FVLIX

Funds of Fidelity Advisor Series VIII

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ACOM10BB-11-01 February 8, 2011
1.909881.103

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Emerging Markets Income Fund	FMKAX	FAEMX	FBEMX	FMKCX	FMKIX
Fidelity Advisor Mid Cap II Fund	FIIAX	FITIX	FIIBX	FIICX	FIIMX
Fidelity Advisor New Insights Fund	FNIAX	FNITX	FNIBX	FNICX	FINSX

Funds of Fidelity Advisor Series I, Fidelity Advisor Series VIII, and Fidelity Contrafund®

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

ACOM12B-11-01 February 8, 2011
1.863512.105